Average Annual Total Returns - LGM Risk Managed Total Return Fund		12 Months Ended	60 Months Ended	91 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	14.36%
Bloomberg Global Aggregate Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(1.69%)	(1.96%)	(0.24%)
LGM Risk Managed Total Return Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		11.80%	2.18%	4.07%
Performance Inception Date		Jun. 12, 2017
LGM Risk Managed Total Return Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.48%	1.63%	3.11%
LGM Risk Managed Total Return Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.07%	1.42%	2.74%

[1]	The S&P 500 Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Bloomberg Global Aggregate Index is a multi-currency benchmark that includes investment grade debt from local currency markets worldwide. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.